Share-based Compensation - Summary of Share Options Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Number of Options, Beginning Balance | shares	240,584
Number of Options, Granted | shares	1,164,778
Number of Options, Forfeited | shares	(47,515)
Number of Options, Ending Balance | shares	1,357,847
Number of Options, Exercisable | shares	102,424
Number of Options, Unvested | shares	1,255,423
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 6.75
Weighted Average Exercise Price, Granted | $ / shares	13.83
Weighted Average Exercise Price, Forfeited | $ / shares	12.98
Weighted Average Exercise Price, Ending Balance | $ / shares	8.95
Weighted Average Exercise Price, Exercisable | $ / shares	6.99
Weighted Average Exercise Price, Unvested | $ / shares	$ 9.11
Weighted Average Remaining Contractual Term	4 years 10 months 2 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 4 months 13 days
Weighted Average Remaining Contractual Term, Unvested	8 years 11 months 1 day
Aggregate Intrinsic Value, Beginning Balance | $	$ 313
Aggregate Intrinsic Value, Ending Balance | $	10
Aggregate Intrinsic Value, Unvested | $	$ 10